   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2009.

                                                              FILE NO. 333-20343

                                                                       811-08154

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

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PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 20                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 72                                              /X/

                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                         UNION SECURITY LIFE INSURANCE
                              COMPANY OF NEW YORK

                              (Name of Depositor)

                             212 HIGHBRIDGE STREET
                                    SUITE D
                             FAYETTEVILLE, NY 13066

                   (Address of Depositor's Principal Offices)

                                 (315) 637-4232

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

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                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

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It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on November 16, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 20, by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-20343), as filed on April 28, 2009. This Post-Effective Amendment No. 20 does not supercede Post-Effective Amendment No. 19.

A Supplement to the Prospectus, dated November 16, 2009 is included in Part A of this Post-Effective Amendment No. 20.

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                                     PART A

    SUPPLEMENT DATED NOVEMBER 16, 2009 TO YOUR PROSPECTUS DATED MAY 1, 2009

On or about February 19, 2010, shareholders will vote on the proposed Agreement and Plan of Reorganization of the Federated Clover Value Fund II into Federated Capital Appreciation Fund II. If the proposed reorganization is approved, all assets of the Federated Clover Value Fund II will be transferred into Federated Capital Appreciation Fund II. Shareholders of the Federated Clover Value Fund II will receive shares of Federated Capital Appreciation Fund II. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about March 12, 2010.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Federated Clover Value Fund II Sub-Account, including program trades, on or after the close of business on March 11, 2010. As a result of the reorganization, if any of your Contract Value is currently invested in the Federated Clover Value Fund II Sub-Account, that Contract Value will be merged into the Federated Capital Appreciation Fund II Sub-Account. If any portion of your future Premium Payments are allocated to the Federated Clover Value Fund II Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about March 12, 2010, any transaction that includes an allocation to the Federated Clover Value Fund II Sub-Account will automatically be allocated to the Federated Capital Appreciation Fund II Sub-Account. Also, effective on or about March 12, 2010, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Federated Clover Value Fund II Sub-Account, your enrollment will automatically be updated to reflect the Federated Capital Appreciation Fund II Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about March 12, 2010, all references and information contained in the prospectus for your Contract related to the Federated Clover Value Fund II are deleted.

EFFECTIVE MARCH 11, 2010, THE FOLLOWING INVESTMENT OPTION IS ADDED IN ALPHABETICAL ORDER UNDER "FEDERATED INSURANCE SERIES" IN THE INVESTMENT OPTIONS TABLE IN THE SECTION ENTITLED "THE FUNDS":

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
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Federated Capital Appreciation Fund II   Seeks capital appreciation by investing      Federated Equity Management Company of
                                         primarily in equity securities of large-     Pennsylvania
                                         and mid-cap companies.

Please see the Fund's prospectus for expense information.

THE FOLLOWING SENTENCE IS ADDED TO THE INTRODUCTORY PARAGRAPH OF THE ACCUMULATION UNIT VALUES TABLE:

There is no information for the Federated Capital Appreciation Fund II Sub-Account because as of December 31, 2008, the Sub-Account had not commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7970

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of First Fortis Life Insurance Company authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter and Servicing Agreement.(5)
              (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6) (a) Amended and Restated Charter of Union Security Life Insurance Company of New York.(3)
              (b) Union Security Life Insurance Company of New York Bylaws.(3)
       (7)    Form of Reinsurance Contract and Administrative Services
              Agreement.(1)
       (8)    Form of Participation Agreement.(4)
       (9)    Opinion and consent of Counsel.
       (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
       (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 033-71686 filed on April 19, 2002.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-20343 filed on May 9, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement File No. 033-71686 filed on October 21, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, filed on April 19, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement file No. 333-65231 filed on April 28, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

NAME AND ADDRESS                    POSITION AND OFFICES WITH DEPOSITOR
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Manuel J. Becerra (1)     President, Director
Allen R. Freedman (2)     Director
Dale E. Gardner (3)       Director
Melissa J. T. Hall (4)    Assistant Treasurer, Director
Terry J. Kryshak (4)      Sr. Vice President, Director
H. Carroll Mackin (5)     Director
Tamrha Mangelsen (6)      Treasurer, Chief Financial Officer
Esther L. Nelson (7)      Director
John S. Roberts (8)       Chief Executive Officer, Chairman of the Board, Director
Paula M. SeGuin (9)       Chief Administrative Officer, Vice President, Assistant
                          Secretary, Director

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(1)  Address: 1222 Quail Roost Dr. Miami FL 33157

(2)  Address: 525 County Hwy. 40, Charlotteville, NY 12036

(3)  Address: 15 O'Tara Woods Drive Newman, GA 30263

(4)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

(5)  Address: 7 Gates Road, Etna, NH 03750

(6)  Address: 576 Bielenberg Dr. Woodbury, MN 55125

(7)  Address: 899 Wiley Town Road, Fly Creek, NY 13337

(8)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(9)  Address: 212 Highbridge St., Suite D, Fayetteville, NY 13066

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to Post-Effective No. 24 to the Registration Statement File No. 033-63935 filed on November 16, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2009 there were 397 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security Life Insurance Company of New York's Bylaws provide for indemnity and payment of expenses of Union Security's officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Registrant, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS     TITLE
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Richard G. Costello***                  Vice President and Secretary
Richard Fergesen*                       Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***                     Assistant Vice President and Assistant Treasurer
John N. Giamalis***                     Senior Vice President and Treasurer
Brian Murphy**                          Director and Chairman
Mark Sides*                             Chief Legal Officer and Assistant Secretary
John C. Walters**                       Director
Walter R. White*                        Director, President and Chief Operating Officer

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*   Address: 7755 3rd Street North, Oakdale, MN 55128.

**  200 Hopmeadow Street, Simsbury CT 06089

*** One Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Life Insurance Company of New York            576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                           500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                     500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security Life Insurance Company of New York ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured the annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 16th day of November, 2009.

SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE
COMPANY OF NEW YORK
(Registrant)

By:    Manuel J. Becerra                    *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Manuel J. Becerra                           Richard J. Wirth
       President*                                  Attorney-in-Fact

UNION SECURITY LIFE INSURANCE
COMPANY OF NEW YORK
(Depositor)

By:      Manuel J. Becerra
         ----------------------------------------------
         Manuel J. Becerra
         President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Manuel J. Becerra, President, Director*
Terry J. Kryshak, Sr. Vice President, Director*
John S. Roberts, Chief Executive Officer, Chairman of the Board,
 Director*
Melissa J. T. Hall, Assistant Treasurer, Director*
H. Carroll Mackin, Director*
Dale E. Gardner, Director*
Esther L. Nelson, Director*
Tamrha Mangelsen, Treasurer, Chief Financial Officer*              *By:   /s/ Richard J. Wirth
                                                                          ---------------------------------------------
Allen R. Freedman, Director*                                              Richard J. Wirth
Paula M. SeGuin, Chief Administrative Officer,                            Attorney-in-Fact
 Vice President, Assistant Secretary, Director*                    Date:  November 16, 2009

333-20343

                                 EXHIBIT INDEX

        9  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney